4. CONVERTIBLE NOTES PAYABLE (Details - Convertible note November 2014 activity)	12 Months Ended
Mar. 31, 2018 USD ($)
Convertible debt, beginning balance	$ 1,293,211
Convertible debt, ending balance	992,591
November 2014 10% Convertible Notes [Member]
Convertible debt, beginning balance	612,811
Increase in principal balance under the second amendment	165,031
Conversions during the period	(80,000)
Convertible debt, ending balance	$ 612,811